LOAN RECEIVABLE (Narrative) (Details) - Loan Receivable [Member]	12 Months Ended
Mar. 31, 2022
Loan Receivable [Line Items]
Interest rate	6.00%
Term of borrowings maturity	The maturity date is July 1, 2022 with the borrower having the option to extend the maturity date for an additional three months.
Interest rate for additional three months	8.00%